Subsequent Events (Details Narrative) - Five Investors [Member] $ in Thousands	1 Months Ended
Jan. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Principal amount	$ 4,500
Maturity term	3-year
Annual coupon rate	3.00%